Loans Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2013
Receivables [Abstract]
Composition of Loan Portfolio by Type of Loan

The components of loans receivable in the consolidated balance sheets as of December 31, 2013, and December 31, 2012, were as follows:

	December 31, 2013		December 31, 2012
	Amount	Percent	Amount	Percent
Real estate loans:
One-to-four family (closed end) first mortgages	$155,252	28.1%	$162,335	30.3%
Second mortgages (closed end)	3,248	0.6%	4,336	0.8%
Home equity lines of credit	34,103	6.2%	37,083	6.9%
Multi-family	29,736	5.4%	33,056	6.2%
Construction	10,618	1.9%	18,900	3.5%
Land	34,681	6.3%	45,906	8.6%
Farmland	51,868	9.4%	46,799	8.7%
Non-residential real estate	157,692	28.5%	122,637	22.9%

Total mortgage loans	477,198	86.4%	471,052	87.9%
Consumer loans	11,167	2.0%	13,886	2.6%
Commercial loans	64,041	11.6%	50,549	9.5%

Total other loans	75,208	13.6%	64,435	12.1%

Total loans, gross	552,406	100.0%	535,487	100.0%

Deferred loan cost, net of fees	(92)		146
Less allowance for loan losses	(8,682)		(10,648)

Total loans	$543,632		$524,985

Summary of the Company's Impaired Loans

Loans by classification type and the related valuation allowance amounts at December 31, 2013, were as follows:

	Pass	Special Mention	Impaired Loans		Total	Specific Allowance for Impairment	Allowance for Loans not Impaired
			Substandard	Doubtful
December 31, 2013
One-to-four family mortgages	$149,351	814	5,087	—	155,252	597	1,451
Home equity line of credit	33,462	—	641	—	34,103	—	218
Junior lien	3,126	43	79	—	3,248	—	39
Multi-family	29,736	—	—	—	29,736	—	466
Construction	10,443	—	175	—	10,618	—	88
Land	19,899	52	14,730	—	34,681	771	534
Non-residential real estate	143,044	515	14,133	—	157,692	465	2,254
Farmland	46,042	480	5,346	—	51,868	—	510
Consumer loans	10,727	—	440	—	11,167	96	445
Commercial loans	61,502	526	2,013	—	64,041	—	748

Total	$507,332	2,430	42,644	—	552,406	1,929	6,753

Loans by classification type and the related valuation allowance amounts at December 31, 2012, were as follows:

	Pass	Special Mention	Impaired Loans		Total	Specific Allowance for Impairment	Allowance for Loans not Impaired
			Substandard	Doubtful
December 31, 2012
One-to-four family mortgages	$156,961	779	4,595	—	162,335	754	1,736
Home equity line of credit	34,737	1,109	1,237	—	37,083	68	306
Junior lien	3,821	47	468	—	4,336	196	34
Multi-family	27,463	1,478	4,115	—	33,056	38	486
Construction	14,052	—	4,848	—	18,900	—	256
Land	14,374	7,683	23,849	—	45,906	932	1,252
Non-residential real estate	146,443	1,899	21,094	—	169,436	1,424	2,209
Consumer loans	13,330	—	556	—	13,886	121	217
Commercial loans	44,191	516	5,842	—	50,549	308	311

Total	$455,372	13,511	66,604	—	535,487	3,841	6,807

Impaired Loans by Classification Type

Impaired loans by classification type and the related valuation allowance amounts at December 31, 2013, were as follows:

				For the year ended December 31, 2013
	At December 31, 2013
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
Impaired loans with no specific allowance
One-to-four family mortgages	$3,216	3,216	—	2,361	8
Home equity line of credit	641	641	—	564	3
Junior liens	79	79	—	239	1
Multi-family	—	—	—	990	—
Construction	175	175	—	1,072	5
Land	10,882	12,315	—	10,668	186
Non-residential real estate	10,775	10,775	—	6,196	263
Farmland	5,346	5,346		6,955	149
Consumer loans	56	56	—	48	—
Commercial loans	2,013	2,013	—	2,391	95

Total	33,183	34,616	—	31,484	710

	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
Impaired loans with a specific allowance
One-to-four family mortgages	$1,871	1,871	597	2,501	9
Home equity line of credit	—	—	—	279	—
Junior liens	—	—	—	113	—
Multi-family	—	—	—	—	—
Construction	—	—	—	1,385	—
Land	3,848	3,848	771	2,741	29
Non-residential real estate	3,358	4,222	465	2,243	111
Farmland	—	—	—	1,601	—
Consumer loans	384	384	96	401	—
Commercial loans	—	—	—	346	—

Total	9,461	10,325	1,929	11,610	149

Total impaired loans	$42,644	44,941	1,929	43,094	859

Impaired loans by classification type and the related valuation allowance amounts at December 31, 2012, were as follows:

	At December 31, 2012			For the year ended December 31, 2012
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
Impaired loans with no specific allowance
One-to-four family mortgages	$1,759	1,759	—	5,279	107
Home equity line of credit	1,169	1,169	—	869	50
Junior lien	—	—	—	281	3
Multi-family	4,077	4,077	—	3,626	219
Construction	4,848	4,848	—	3,133	174
Land	20,279	20,279	—	19,857	504
Non-residential real estate	15,363	15,363	—	19,936	855
Consumer loans	81	81	—	66	5
Commercial loans	1,617	1,617	—	2,701	165

Total	49,193	49,193	—	55,748	2,082

	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
Impaired loans with a specific allowance
One-to-four family mortgages	$2,836	2,836	754	3,135	145
Home equity line of credit	68	68	68	162	3
Junior lien	468	468	196	365	38
Multi-family	38	38	38	2,640	4
Construction	—	—	—	1,095	—
Land	3,570	3,570	932	4,848	213
Non-residential real estate	5,731	5,731	1,424	6,578	323
Consumer loans	475	475	121	281	1
Commercial loans	4,225	4,225	308	4,470	28

Total	17,411	17,411	3,841	23,574	755

Total impaired loans	$66,604	66,604	3,841	79,322	2,837

Allowance for Loan Loss Account by Loan

The following table provides a detail of the Company’s activity in the allowance for loan loss account allocated by loan type for the year ended December 31, 2013:

Year ended December 31, 2013	Balance 12/31/2012	Charge off 2013	Recovery 2013	General Provision 2013	Specific Provision 2013	Ending Balance 12/31/2013
One-to-four family mortgages	$2,490	(852)	329	(285)	366	2,048
Home equity line of credit	374	(22)	9	(88)	(55)	218
Junior liens	230	(119)	71	5	(148)	39
Multi-family	524	(38)	164	(20)	(164)	466
Construction	256	—	—	(168)	—	88
Land	2,184	(1,432)	9	(718)	1,262	1,305
Non-residential real estate	2,921	(1,041)	14	757	68	2,719
Farmland	712	—	—	(202)	—	510
Consumer loans	338	(649)	246	228	378	541
Commercial loans	619	(291)	32	437	(49)	748

	$10,648	(4,444)	874	(54)	1,658	8,682

The following table provides a detail of the Company’s activity in the allowance for loan loss account allocated by loan type for the year ended December 30, 2012:

Year ended December 31, 2012	Balance 12/31/2011	Charge off 2012	Recovery 2012	General Provision 2012	Specific Provision 2012	Ending Balance 12/31/2012
One-to-four family mortgages	$2,640	(379)	81	324	(176)	2,490
Home equity line of credit	408	(67)	6	6	21	374
Junior liens	277	(1)	4	—	(50)	230
Multi-family	1,201	(417)	—	429	(689)	524
Construction	139	—	—	117	—	256
Land	1,332	(1,033)	405	635	845	2,184
Non-residential real estate	3,671	(1,120)	137	1,033	(88)	3,633
Consumer loans	262	(510)	150	404	32	338
Commercial loans	1,332	(157)	12	(171)	(397)	619

	$11,262	(3,684)	795	2,777	(502)	10,648

Non-accrual Loans

For the years ended December 31, 2013, and December 31, 2012, the components of the Company’s balances of non-accrual loans are as follows:

	12/31/2013	12/31/2012
One-to-four family first mortgages	$945	2,243
Home equity lines of credit	1	66
Junior liens	2	4
Multi-family	—	38
Construction	175	—
Land	1,218	2,768
Non-residential real estate	6,546	1,134
Farmland	703	648
Consumer loans	13	145
Commercial loans	463	617

Total non-accrual loans	$10,066	7,663

Past Due and Non-accrual Balances by Loan Classification

The table below presents past due balances at December 31, 2013, by loan classification allocated between performing and non-performing:

	Currently Performing	30-89 Days Past Due	Non-accrual Loans	Special Mention	Impaired Loans Currently Performing		Total
					Substandard	Doubtful
One-to-four family mortgages	$148,759	592	945	814	4,142	—	155,252
Home equity line of credit	33,369	93	1	—	640	—	34,103
Junior liens	3,126	—	2	43	77	—	3,248
Multi-family	29,736	—	—	—	—	—	29,736
Construction	10,443	—	175	—	—	—	10,618
Land	19,899	—	1,218	52	13,512	—	34,681
Non-residential real estate	142,701	343	6,546	515	7,587	—	157,692
Farmland	46,042	—	703	480	4,643	—	51,868
Consumer loans	10,493	234	13	—	427	—	11,167
Commercial loans	61,379	123	463	526	1,550	—	64,041

Total	$505,947	1,385	10,066	2,430	32,578	—	552,406

The table below presents past due balances at December 31, 2012, by loan classification allocated between performing and non-performing:

	Currently Performing	30-89 Days Past Due	Non-accrual Loans	Special Mention	Impaired Loans Currently Performing		Total
					Substandard	Doubtful
One-to-four family mortgages	$155,936	1,339	2,243	779	2,038	—	162,335
Home equity line of credit	34,732	5	66	1,109	1,171	—	37,083
Junior liens	3,584	237	4	47	464	—	4,336
Multi-family	27,463	—	38	1,478	4,077	—	33,056
Construction	13,876	176	—	—	4,848	—	18,900
Land	14,237	137	2,768	7,683	21,081	—	45,906
Non-residential real estate	146,150	293	1,782	1,899	19,312	—	169,436
Consumer loans	13,266	74	145	—	401	—	13,886
Commercial loans	43,961	230	617	516	5,225	—	50,549

Total	$453,205	2,491	7,663	13,511	58,617	—	535,487

Summary of the Activity in Loans Classified as TDRs

A summary of the activity in loans classified as TDRs for the twelve month period ended December 31, 2013, is as follows:

	Balance at 12/31/12	New TDR	Loss or Foreclosure	Removed due to Payment or Performance	Removed from (Taken to) Non-accrual	Balance at 12/31/13
	(Dollars in Thousands)
One-to-four family mortgages	$1,888	242	—	(1,863)	(267)	—
Home equity line of credit	—	—	—	—	—	—
Junior Lien	96	—	—	(10)	(86)	—
Multi-family	234	—	—	(234)	—	—
Construction	4,112	—	—	—	(4,112)	—
Land	656	2,649	(393)	(656)	(2,256)	—
Non-residential real estate	3,173	266	(864)	—	(2,575)	—
Farmland	865	—	—	(865)	—	—
Consumer loans	5	—	—	(5)	—	—
Commercial loans	9	222	—	(231)	—	—

Total performing TDR	$11,038	3,379	(1,257)	(3,864)	(9,296)	—

Company's Loans Classified as Troubled Debt Restructurings (TDR's)

A summary of the Company’s loans classified as Troubled Debt Restructuring (TDR’s) that are reported as performing and non-performing at December 31, 2013 and December 31, 2012 is below:

	2013	2012
Total TDR:
One-to-four family mortgages	$—	1,888
Home equity line of credit	—	—
Junior lien	—	196
Multi-family	—	234
Construction	—	4,112
Land	—	3,424
Non-residential real estate	—	3,173
Farmland	—	909
Consumer loans	—	5
Commercial loans	—	128

	—	14,069

Less:
TDR in non-accrual status
One-to-four family mortgages	—	—
Home equity line of credit	—	—
Junior lien	—	(100)
Multi-family	—	—
Construction	—	—
Land	—	(2,768)
Farmland	—	(44)
Non-residential real estate	—	—
Consumer loans	—	—
Commercial loans	—	(119)

Total performing TDR	$—	11,038

Summary of Loans to Officers, Directors and Their Affiliates

The following summarizes activity of loans to officers and directors and their affiliates for the years ended December 31, 2013, and December 31, 2012:

	2013	2012
Balance at beginning of period	$8,846	10,917
New loans	410	2,463
Principal repayments	(4,456)	(4,534)

Balance at end of period	$4,800	8,846